Supplement to the

Fidelity® Global Balanced Fund (FGBLX)

A Class of shares of Fidelity Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

The following information supplements similar information found in the "Management Contract" section on page 49.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 49.

Stefan Lindblad is co-manager of Fidelity Global Balanced Fund; he manages a separate portion of the fund's assets and receives compensation for his services as described below. As of October 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Global Balanced Fund is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Europe Index (net MA tax), and the pre-tax investment performance of the portion of the fund's assets he manages (based on the performance of the fund's retail class) within the Morningstar® Europe Stock Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

GBLB-14-02  December 12, 2014
1.850948.111

The following table provides information relating to other accounts managed by Mr. Lindblad as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,290	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,288	none	none

* Includes assets of Fidelity Global Balanced Fund managed by Mr. Lindblad ($104 (in millions) assets managed).

As of October 31, 2014, the dollar range of shares of Fidelity Global Balanced Fund beneficially owned by Mr. Lindblad was none.

The following information supplements information found in the "Proxy Voting Guidelines" section beginning on page 53.

Proxy Voting - FIL Limited.

I. General Principles and Application

A. Voting shall be carried out by FIL's proxy voting teams with non-routine proposals or other special circumstances also being evaluated by the appropriate FIL analyst or portfolio manager. All votes are subject to the authority of the Chief Investment Officers of FIL.

B. FIL will vote all equity securities where the expected benefit of voting outweighs the expected costs.

C. Except as set forth in these guidelines FIL will usually vote in favor of incumbent directors and in favor of routine proposals.

D. FIL will vote to abstain on proposals when the necessary information has not been provided and in certain limited circumstances FIL may also vote to abstain in order to send a cautionary message to a company.

E. In instances where there may be a conflict with FIL's own interests we will either vote in accordance with the recommendation of our principal third party research provider, or if no recommendation is available, we will not vote.

F. FIL's proxy voting group will not vote at shareholder meetings of any FIL funds unless specifically instructed by a client.

G. Voting decisions will be made on a case-by-case basis and will take account of the prevailing local market standards and best practice.

II. Shareholder Authority

A. FIL will vote against any limitation on shareholder rights or the transfer of authority from shareholders to directors. Likewise we will support proposals which enhance shareholder rights or maximize shareholder value.

B. FIL will vote against unusual or excessive authorities to increase issued share capital and particularly in respect of proposed increases for companies in jurisdictions without assured pre-emptive rights.

C. FIL will vote against the authorization of stock with differential voting rights if the issuance of such stock would adversely affect the voting rights of existing shareholders.

D. FIL will vote against anti-takeover proposals.

E. FIL will generally support cumulative voting rights when it is determined they are favorable to the interest of minority shareholders.

F. FIL will support proposals to adopt mandatory voting by poll and full disclosure of voting outcomes.

G. FIL will support proposals to adopt confidential voting and independent vote tabulation practices.

H. In general FIL will only support related party transactions which are made on terms equivalent to those that would prevail in an arm's length transaction.

III. Board Composition and Independence

A. FIL favors a separation of the roles of Chairman and Chief Executive and will vote in favor of this outcome when the opportunity arises.

B. FIL will consider voting against the election of directors if, in our view, they lack the necessary experience or competence to carry out their duties as directors.

C. FIL favors robust independent representation on Boards and on occasion FIL will consider voting against the election of nominees as independent directors if, in our view, they lack sufficient independence from the company, its management or its controlling shareholders.

IV. Remuneration

A. FIL will support proposals to give shareholders the right to vote on executive pay practices.

B. FIL will generally vote against remuneration proposals when payments made to executives are considered excessive or too short term in their orientation.

C. FIL strongly encourages the long term retention of shares. For shares awarded as part of a remuneration package we will have particular regard for minimum required retention periods. Practice in this regard differs around the world but over time we expect all companies to move towards a minimum guaranteed share retention period of at least five years from the date of grant.

D. Remuneration proposals are evaluated on a case-by-case basis but in addition to the factors described above FIL will generally vote against incentive arrangements if:

1. the dilutive effect of shares authorized under the plan is excessive; or

2. material changes to arrangements are permissible without shareholder approval; or

3. the potential awards are uncapped; or

4. options are offered with an exercise price of less than 100% of fair market value at the date of grant or if re-pricing is subsequently permitted (employee sharesave schemes may be supported provided the offering price of shares is not less than 80% of the fair market value on the date of grant).

E. In addition, subject to local market standards and best practice FIL will generally vote against incentive arrangements if:

1. there are no performance conditions attached to any of the incentive awards; or

2. there is no disclosure of the performance measures to be used; or

3. the performance targets are insufficiently challenging; or

4. performance retesting is permitted (if performance targets for a given year are not met then awards for that year should be foregone).

F. FIL will generally vote against the re-election of the Chairman of the Remuneration Committee if we vote against the Report of the Remuneration Committee for the second year in a row (assuming no change in personnel in the interim).

G. FIL does not support the presence of executive directors on the Remuneration Committee (or its equivalent) of the companies which employ them and we will vote against the remuneration report in these instances when given an opportunity to do so.

Supplement to the

Fidelity Advisor® Global Balanced Fund
Class A (FGLAX), Class T (FGLTX), Class B (FGLBX), Class C (FGLCX), and Institutional Class (FGLIX)

Classes of shares of Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

The following information supplements similar information found in the "Management Contract" section on page 49.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 49.

Stefan Lindblad is co-manager of Fidelity Advisor Global Balanced Fund; he manages a separate portion of the fund's assets and receives compensation for his services as described below. As of October 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Global Balanced Fund is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Europe Index (net MA tax), and the pre-tax investment performance of the portion of the fund's assets he manages (based on the performance of the fund's retail class) within the Morningstar® Europe Stock Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

AGBL-AGBLIB-14-02  December 12, 2014
1.893762.109

The following table provides information relating to other accounts managed by Mr. Lindblad as of October 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,290	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,288	none	none

* Includes assets of Fidelity Advisor Global Balanced Fund managed by Mr. Lindblad ($104 (in millions) assets managed).

As of October 31, 2014, the dollar range of shares of Fidelity Advisor Global Balanced Fund beneficially owned by Mr. Lindblad was none.

The following information supplements information found in the "Proxy Voting Guidelines" section beginning on page 53.

Proxy Voting - FIL Limited.

I. General Principles and Application

A. Voting shall be carried out by FIL's proxy voting teams with non-routine proposals or other special circumstances also being evaluated by the appropriate FIL analyst or portfolio manager. All votes are subject to the authority of the Chief Investment Officers of FIL.

B. FIL will vote all equity securities where the expected benefit of voting outweighs the expected costs.

C. Except as set forth in these guidelines FIL will usually vote in favor of incumbent directors and in favor of routine proposals.

D. FIL will vote to abstain on proposals when the necessary information has not been provided and in certain limited circumstances FIL may also vote to abstain in order to send a cautionary message to a company.

E. In instances where there may be a conflict with FIL's own interests we will either vote in accordance with the recommendation of our principal third party research provider, or if no recommendation is available, we will not vote.

F. FIL's proxy voting group will not vote at shareholder meetings of any FIL funds unless specifically instructed by a client.

G. Voting decisions will be made on a case-by-case basis and will take account of the prevailing local market standards and best practice.

II. Shareholder Authority

A. FIL will vote against any limitation on shareholder rights or the transfer of authority from shareholders to directors. Likewise we will support proposals which enhance shareholder rights or maximize shareholder value.

B. FIL will vote against unusual or excessive authorities to increase issued share capital and particularly in respect of proposed increases for companies in jurisdictions without assured pre-emptive rights.

C. FIL will vote against the authorization of stock with differential voting rights if the issuance of such stock would adversely affect the voting rights of existing shareholders.

D. FIL will vote against anti-takeover proposals.

E. FIL will generally support cumulative voting rights when it is determined they are favorable to the interest of minority shareholders.

F. FIL will support proposals to adopt mandatory voting by poll and full disclosure of voting outcomes.

G. FIL will support proposals to adopt confidential voting and independent vote tabulation practices.

H. In general FIL will only support related party transactions which are made on terms equivalent to those that would prevail in an arm's length transaction.

III. Board Composition and Independence

A. FIL favors a separation of the roles of Chairman and Chief Executive and will vote in favor of this outcome when the opportunity arises.

B. FIL will consider voting against the election of directors if, in our view, they lack the necessary experience or competence to carry out their duties as directors.

C. FIL favors robust independent representation on Boards and on occasion FIL will consider voting against the election of nominees as independent directors if, in our view, they lack sufficient independence from the company, its management or its controlling shareholders.

IV. Remuneration

A. FIL will support proposals to give shareholders the right to vote on executive pay practices.

B. FIL will generally vote against remuneration proposals when payments made to executives are considered excessive or too short term in their orientation.

C. FIL strongly encourages the long term retention of shares. For shares awarded as part of a remuneration package we will have particular regard for minimum required retention periods. Practice in this regard differs around the world but over time we expect all companies to move towards a minimum guaranteed share retention period of at least five years from the date of grant.

D. Remuneration proposals are evaluated on a case-by-case basis but in addition to the factors described above FIL will generally vote against incentive arrangements if:

1. the dilutive effect of shares authorized under the plan is excessive; or

2. material changes to arrangements are permissible without shareholder approval; or

3. the potential awards are uncapped; or

4. options are offered with an exercise price of less than 100% of fair market value at the date of grant or if re-pricing is subsequently permitted (employee sharesave schemes may be supported provided the offering price of shares is not less than 80% of the fair market value on the date of grant).

E. In addition, subject to local market standards and best practice FIL will generally vote against incentive arrangements if:

1. there are no performance conditions attached to any of the incentive awards; or

2. there is no disclosure of the performance measures to be used; or

3. the performance targets are insufficiently challenging; or

4. performance retesting is permitted (if performance targets for a given year are not met then awards for that year should be foregone).

F. FIL will generally vote against the re-election of the Chairman of the Remuneration Committee if we vote against the Report of the Remuneration Committee for the second year in a row (assuming no change in personnel in the interim).

G. FIL does not support the presence of executive directors on the Remuneration Committee (or its equivalent) of the companies which employ them and we will vote against the remuneration report in these instances when given an opportunity to do so.